Provisions for Legal Proceedings - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,363,168	R$ 1,348,157	R$ 1,268,564
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	534,131	501,247	R$ 479,532
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	286,929	280,158
Legal proceedings provision, tax [member] | State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	72,941	99,423
Legal proceedings provision, tax [member] | INSS - Social security contributions [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	80,134	65,149
Legal proceedings provision, tax [member] | PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	171	2,051
Legal proceedings provision, tax [member] | Federal income taxes [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	1,589	1,521
Legal proceedings provision, tax [member] | IPI - Excise tax credit - NT [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	28,931	678
Legal proceedings provision, tax [member] | Other [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 63,436	R$ 52,267